Financial Income and Expense	12 Months Ended
Dec. 31, 2023
Financial Income and Expense [Abstract]
FINANCIAL INCOME AND EXPENSE

20 - FINANCIAL INCOME AND EXPENSE

For the years ended December 31, 2023,2022 and 2021 financial income consist of the following:

	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Foreign exchange gains, net	2,726,407	2,337,815	--
Financial interest income	831,177	229,303	180,267
Warrant income, net	3,843	--	--

Total	3,561,427	2,567,118	180,267

For the years ended December 31, 2023, 2022 and 2021 financial expenses consist of the following:

	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Foreign exchange losses, net	--	--	4,086,004
Financial interest expense related to financial liabilities	6,741,305	1,884,753	612,861
Bank commission expenses	31,414	47,136	13,537

Total	6,772,719	1,931,889	4,712,402